Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Provision for doubtful accounts	$ 177,330	$ 0
Vessels' salvage value per lightweight ton	$300	$300	$150
Effect of change in accounting estimate	$ 1,400,000	$ 1,400,000
Per basic share effect of change in accounting estimate	$ 0.05	$ 0.06
Per diluted share effect of change in accounting estimate	$ 0.05	$ 0.05
Useful life	30 years